Pension and Other Postretirement Benefits - Cost of Retirement Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Employee Investment Plan cost	$ 4,816	$ 4,850	$ 4,707